Shareholder Report, Holdings (Details)	May 31, 2026
C000258641 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258641 [Member] | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000258641 [Member] | IES Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258641 [Member] | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258641 [Member] | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258641 [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258641 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258641 [Member] | Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258641 [Member] | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258641 [Member] | Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000258641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000258641 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000258641 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000258641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000258641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258641 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258641 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258642 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000258642 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000258642 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000258642 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258642 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258642 [Member] | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258642 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000258642 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258642 [Member] | United Rentals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258642 [Member] | Dell Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000258642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000258642 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000258642 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000258642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000258642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000258642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258642 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236355 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236355 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236355 [Member] | United Rentals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236355 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236355 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236355 [Member] | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236355 [Member] | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236355 [Member] | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236355 [Member] | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236355 [Member] | UL Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000236355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000236355 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000236355 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236355 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236355 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%